UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2018

WESTERN ASSET

TOTAL RETURN UNCONSTRAINED FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended November 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 28, 2018

II	Western Asset Total Return Unconstrained Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended November 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2018 U.S. gross domestic product (“GDP”)i growth was 2.2%. GDP growth then accelerated to 4.2% during the second quarter of 2018 — the strongest reading since the third quarter of 2014. Finally, the U.S. Department of Commerce’s final reading for third quarter 2018 GDP growth — released after the reporting period ended — was 3.4%. The deceleration in GDP growth in the third quarter of 2018 reflected a downturn in exports and decelerations in nonresidential fixed investment and personal consumption expenditures. Imports increased in the third quarter after decreasing in the second. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on November 30, 2018, the unemployment rate was 3.7%, versus 4.0% when the period began. November 2018’s reading equaled the lowest unemployment rate since 1969. The percentage of longer-term unemployed also declined during the reporting period. In November 2018, 20.8% of Americans looking for a job had been out of work for more than six months, versus 23.0% when the period began.

Turning to the global economy, in its October 2018 World Economic Outlook, the International Monetary Fund (“IMF”)ii said, “Global growth for 2018–19 is projected to remain steady at its 2017 level, but its pace is less vigorous than projected in April [2018] and it has become less balanced. Downside risks to global growth have risen in the past six months and the potential for upside surprises has receded.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.0%, versus 2.4% in 2017. Japan’s economy is expected to expand 1.1% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will be 4.7% in 2018, the same as in 2017.

Western Asset Total Return Unconstrained Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, at its meeting that concluded on September 20, 2017, the Fed kept the federal funds rateiv on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As widely expected, the Fed again raised rates at its meetings that ended on March 21, 2018 (to a range between 1.50% and 1.75%), June 13, 2018 (to a range between 1.75% and 2.00%) and September 26, 2018 (to a range between 2.00% and 2.25%). Finally, at its meeting that ended on December 19, 2018, after the reporting period ended, the Fed raised rates to a range between 2.25% and 2.50%.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. took different approaches to monetary policy during the reporting period. Looking back, in December 2016, the European Central Bank (“ECB”)v extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. In October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. In June 2018, the ECB announced it would end its bond buying program by the end of the year, but it did not anticipate raising interest rates “at least through the summer of 2019”. In other developed countries, on November 2, 2017, the Bank of Englandvi raised rates from 0.25% to 0.50% — the first increase since July 2007. It then raised rates to 0.75% at its meeting on August 2, 2018. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended November 30, 2018. The yield for the two-year Treasury note began the reporting period at 2.40% — the low for the period — and ended the period at 2.80%. The peak for the period of 2.98% occurred on November 8, 2018. The yield for the ten-year Treasury began the reporting period at 2.83% and ended the period at 3.01%. The low for the period of 2.82% took place on a number of occasions in July and August 2018, and the high for the period of 3.24% took place on November 8, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated given changing expectations for global growth, central bank monetary policy adjustments and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned

IV	Western Asset Total Return Unconstrained Fund

-0.30% during the six-month reporting period ended November 30, 2018.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, returned 0.30% for the six months ended November 30, 2018. The high-yield market posted positive returns during the first four of the six months of the reporting period. This was driven by overall robust corporate profits, periods of solid investor demand and moderating supply. However, the high-yield market weakened over the last two months of the reporting period as investor risk aversion increased.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned -1.79% during the six months ended November 30, 2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion, geopolitical issues and a rising U.S. dollar.

Performance review

For the six months ended November 30, 2018, Class I shares of Western Asset Total Return Unconstrained Fund returned -2.13%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the ICE BofAML USD LIBOR 3-Month Constant Maturity Indexxii, returned -0.30% and 1.12%, respectively, for the same period. The Lipper Alternative Credit Focus Funds Category Average1 returned -0.42% over the same time frame.

Performance Snapshot as of November 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Total Return Unconstrained Fund:
Class A	-2.31%
Class A2	-2.38%
Class C	-2.65%
Class FI	-2.30%
Class R	-2.43%
Class I	-2.13%
Class IS	-2.09%
Bloomberg Barclays U.S. Aggregate Index	-0.30%
ICE BofAML USD LIBOR 3-Month Constant Maturity Index	1.12%
Lipper Alternative Credit Focus Funds Category Average	-0.42%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 251 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Total Return Unconstrained Fund	V

Investment commentary (cont’d)

taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2018 for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 3.91%, 3.88%, 3.42%, 4.15%, 3.83%, 4.43% and 4.54%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class A2, Class C, Class FI, Class R and Class IS shares would have been 3.54%, 3.87%, 3.41%, 4.14%, 3.81%, and 4.52%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 28, 2018, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.18%, 1.15%, 1.75%, 1.01%, 1.31%, 0.75% and 0.66%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 28, 2018

VI	Western Asset Total Return Unconstrained Fund

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield securities, commonly known as “junk bonds,” include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Western Asset Total Return Unconstrained Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The ICE BofAML USD LIBOR 3-Month Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

VIII	Western Asset Total Return Unconstrained Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2018 and May 31, 2018 and does not include derivatives, such as forward foreign currency contracts, futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2018 and held for the six months ended November 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.31%	$1,000.00	$976.90	1.10%	$5.45	Class A	5.00%	$1,000.00	$1,019.55	1.10%	$5.57
Class A2	-2.38	1,000.00	976.20	1.30	6.34	Class A2	5.00	1,000.00	1,018.65	1.30	6.48
Class C	-2.65	1,000.00	973.50	1.80	8.91	Class C	5.00	1,000.00	1,016.04	1.80	9.10
Class FI	-2.30	1,000.00	977.00	1.10	5.45	Class FI	5.00	1,000.00	1,019.55	1.10	5.57
Class R	-2.43	1,000.00	975.70	1.35	6.69	Class R	5.00	1,000.00	1,018.30	1.35	6.83
Class I	-2.13	1,000.00	978.70	0.75	3.72	Class I	5.00	1,000.00	1,021.31	0.75	3.80
Class IS	-2.09	1,000.00	979.10	0.65	3.22	Class IS	5.00	1,000.00	1,021.81	0.65	3.29

2	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

[1]	For the six months ended November 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — November 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Total Return	— Western Asset Total Return Unconstrained Fund
Benchmark	— Bloomberg Barclays U.S. Aggregate Index

4	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — November 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Total Return	— Western Asset Total Return Unconstrained Fund
Benchmark	— Bloomberg Barclays U.S. Aggregate Index

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 28.4%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	2,000,000	$1,953,216
U.S. Government Obligations — 28.3%
U.S. Treasury Bonds	3.750%	11/15/43	80,120,000	86,138,389
U.S. Treasury Bonds	2.500%	2/15/45	14,640,000	12,549,797
U.S. Treasury Bonds	3.000%	5/15/45	11,260,000	10,650,377
U.S. Treasury Bonds	2.875%	8/15/45	37,020,000	34,143,720
U.S. Treasury Bonds	3.000%	5/15/47	27,300,000	25,721,719
U.S. Treasury Bonds	2.750%	8/15/47	170,000	152,206
U.S. Treasury Bonds	2.750%	11/15/47	11,130,000	9,957,437
U.S. Treasury Bonds	3.000%	2/15/48	6,490,000	6,105,797
U.S. Treasury Bonds	3.125%	5/15/48	4,070,000	3,924,132
U.S. Treasury Bonds	3.000%	8/15/48	13,490,000	12,691,402
U.S. Treasury Bonds	3.375%	11/15/48	10,530,000	10,657,512
U.S. Treasury Notes	1.375%	2/15/20	900,000	885,129
U.S. Treasury Notes	1.625%	6/30/20	650,000	638,168
U.S. Treasury Notes	1.375%	5/31/21	8,800,000	8,494,234
U.S. Treasury Notes	1.125%	6/30/21	1,680,000	1,610,175
U.S. Treasury Notes	2.875%	10/15/21	43,370,000	43,415,742
U.S. Treasury Notes	1.875%	1/31/22	6,140,000	5,961,916
U.S. Treasury Notes	1.875%	4/30/22	1,910,000	1,850,201
U.S. Treasury Notes	2.125%	12/31/22	19,970,000	19,411,074
U.S. Treasury Notes	2.000%	5/31/24	14,670,000	14,013,861
U.S. Treasury Notes	2.000%	6/30/24	22,830,000	21,791,503
U.S. Treasury Notes	2.000%	2/15/25	15,810,000	14,989,856
U.S. Treasury Notes	2.875%	5/31/25	30,490,000	30,410,797
U.S. Treasury Notes	2.250%	11/15/25	6,980,000	6,680,896
U.S. Treasury Notes	3.125%	11/15/28	6,950,000	7,017,057
Total U.S. Government Obligations				389,863,097
Total U.S. Government & Agency Obligations (Cost — $407,330,601)				391,816,313
Corporate Bonds & Notes — 23.7%
Communication Services — 3.0%
Diversified Telecommunication Services — 0.5%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	390,000	350,723	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,710,000	2,321,666
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,150,000	2,968,875	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	930,000	894,549	(a)
Total Diversified Telecommunication Services				6,535,813

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 1.5%
21st Century Fox America Inc., Senior Notes	8.450%	8/1/34	440,000	$630,166
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,040,000	2,929,800	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	560,000	550,200	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	70,000	70,394
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,440,000	1,368,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	260,000	242,775	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	5.375%	4/1/38	1,010,000	922,587
Comcast Corp., Senior Notes	4.700%	10/15/48	5,270,000	5,143,635
DISH DBS Corp., Senior Notes	7.875%	9/1/19	350,000	360,063
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	828,137
DISH DBS Corp., Senior Notes	7.750%	7/1/26	850,000	754,375
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,460,000	2,457,552	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	2,040,000	1,934,950	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	650,000	704,855
UBM PLC, Senior Notes	5.750%	11/3/20	920,000	943,697	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	1,450,000	1,326,199	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	200,000	188,000	(a)
Total Media				21,355,385
Wireless Telecommunication Services — 1.0%
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	1,950,000	1,971,938	(a)
Sprint Capital Corp., Senior Notes	6.900%	5/1/19	2,310,000	2,341,762
VEON Holdings BV, Senior Notes	7.504%	3/1/22	4,810,000	5,216,397	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	3,840,000	3,692,063
Total Wireless Telecommunication Services				13,222,160
Total Communication Services				41,113,358
Consumer Discretionary — 1.4%
Auto Components — 0.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,160,000	938,150	(a)
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	286,000	286,715
IHO Verwaltungs GmbH, Senior Secured Notes, (4.500% Cash or 5.250% PIK)	4.500%	9/15/23	2,030,000	1,898,050	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	866,000	861,248	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,050,000	1,016,146	(a)
Total Auto Components				5,000,309
Automobiles — 0.1%
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	499,831
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	115,319

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	$781,636
Total Automobiles				1,396,786
Diversified Consumer Services — 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	230,000	250,987
Hotels, Restaurants & Leisure — 0.4%
Aramark Services Inc., Senior Notes	5.000%	4/1/25	1,020,000	1,017,674	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	19,920
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	260,000	258,518
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	200,000	196,000	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	40,000	38,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	720,000	689,400
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	1,090,000	1,117,577	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	512,689	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	714,811	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,636,800	(a)
Total Hotels, Restaurants & Leisure				6,202,089
Household Durables — 0.2%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	498,325
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	364,800
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	104,775
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	56,025
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	450,450
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	930,000	934,929
Total Household Durables				2,409,304
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,457,450	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	130,000	122,850	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,120,000	1,120,000
Total Textiles, Apparel & Luxury Goods				3,700,300
Total Consumer Discretionary				18,959,775
Consumer Staples — 0.6%
Beverages — 0.0%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	660,000	614,848	(a)
Food & Staples Retailing — 0.1%
CVS Health Corp. Pass-Through Trust, Secured Trust	5.298%	1/11/27	16,379	16,779	(a)

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
CVS Health Corp. Pass-Through Trust, Secured Trust	6.036%	12/10/28	57,323	$61,118
Kroger Co., Senior Notes	3.400%	4/15/22	350,000	345,428
Kroger Co. , Senior Notes	5.150%	8/1/43	560,000	536,676
Total Food & Staples Retailing				960,001
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,470,000	1,340,044
Tobacco — 0.4%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,230,000	1,989,144
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	1,701,467
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	588,123
Reynolds American Inc., Senior Notes	8.125%	6/23/19	810,000	829,426
Total Tobacco				5,108,160
Total Consumer Staples				8,023,053
Energy — 5.1%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	910,000	891,240
Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,890,000	2,950,884
Anadarko Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	2,781,619
Antero Resources Corp., Senior Notes	5.000%	3/1/25	830,000	791,612
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	1,070,000	1,045,703
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	450,000	437,062
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	100,000	95,500
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,490,000	3,339,462
Continental Resources Inc., Senior Notes	3.800%	6/1/24	190,000	179,549
Continental Resources Inc., Senior Notes	4.375%	1/15/28	160,000	150,748
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,356,750	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	219,820
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	37,507
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	290,000	287,462
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,200,000	2,293,500
Ecopetrol SA, Senior Notes	4.125%	1/16/25	720,000	678,384
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	347,900
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,487,160
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,045,656
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	4,550,000	4,349,336	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	191,294	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	$509,569	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	380,000	421,900
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	360,000	356,907
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	160,000	163,031	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,220,000	1,449,438
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,442,409	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,710,000	2,865,763	(c)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	553,753
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,930,000	2,809,137	(a)
Noble Energy Inc., Senior Notes	4.150%	12/15/21	800,000	799,841
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	171,000	169,504
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	690,000	660,675
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,202,007
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	5,040,000	4,460,400
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	130,000	125,288
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,630,000	1,226,282
QEP Resources Inc., Senior Notes	6.875%	3/1/21	1,810,000	1,907,287
QEP Resources Inc., Senior Notes	5.250%	5/1/23	305,000	292,800
Range Resources Corp., Senior Notes	5.875%	7/1/22	200,000	198,250
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	160,756
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	381,150
Reliance Holding USA Inc., Senior Notes	5.400%	2/14/22	2,240,000	2,314,137	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,717,800	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	218,788
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	180,000	180,000	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	70,000	67,550
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	420,000	411,600	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,110,000	2,977,825	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	2,990,000	2,847,975	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	197,520
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	460,000	445,050
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	216,960
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,150
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	2,919,350
YPF SA, Senior Notes	8.500%	3/23/21	4,180,000	4,180,000	(a)

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
YPF SA, Senior Notes	8.750%	4/4/24	1,320,000	$1,290,300	(a)
YPF SA, Senior Notes	6.950%	7/21/27	580,000	493,725	(a)
Total Oil, Gas & Consumable Fuels				69,721,785
Total Energy				70,613,025
Financials — 5.5%
Banks — 4.0%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	12/21/18	370,000	290,450	(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	245,050	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	260,000	244,626	(a)(d)(e)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000	581,911	(e)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000	282,863	(e)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,720,000	1,669,583
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	1,871,179
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000	1,265,366	(a)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	950,000	950,000	(a)(d)(e)
BPCE SA, Junior Subordinated Notes (12.500% to 9/30/19 then 3 mo. USD LIBOR + 12.980%)	12.500%	9/30/19	1,022,000	1,085,875	(a)(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000	2,673,229	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000	829,175
CIT Group Inc., Senior Notes	4.750%	2/16/24	120,000	117,526
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,310,000	1,259,238	(d)(e)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000	1,248,176
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000	1,752,020
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,610,000	2,522,314
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,150,000	2,162,995
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	300,000	293,329
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000	1,719,541	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,300,000	1,346,948	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	780,000	711,750	(d)(e)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,830,000	$1,728,710	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	300,000	286,386	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,830,000	1,682,465	(d)(e)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,050,000	1,008,297
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000	1,353,665	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000	476,555	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,230,000	1,079,883	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000	1,182,103
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	910,000	923,107	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,700,000	1,710,933
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000	7,080,683
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	900,000	845,419	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,390,000	1,370,651	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	1/7/19	130,000	125,775	(d)(e)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	4,768,000	4,839,877
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000	791,894
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,740,000	3,627,521
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000	470,985
Total Banks				55,708,053
Capital Markets — 0.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	310,000	304,918
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	1/7/19	75,000	56,392	(d)(e)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000	629,026
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,910,000	2,171,628
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	740,000	703,224
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000	1,554,137
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000	509,049
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	1/7/19	100,000	0	*(d)(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000	0	*(g)(h)(i)(j)
Total Capital Markets				5,928,374
Consumer Finance — 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,140,000	1,336,878
Navient Corp., Senior Notes	5.500%	1/15/19	640,000	640,480

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Finance — continued
Navient Corp., Senior Notes	8.000%	3/25/20	1,288,000		$1,333,080
Total Consumer Finance					3,310,438
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	1,440,000		1,441,234
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000		1,156,932
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,850,000		1,866,268
DAE Funding LLC, Senior Notes	5.750%	11/15/23	450,000		443,250	(a)
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,355,396
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	170,000		170,637	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,250,000		1,260,787	(a)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	1,395,836
Total Diversified Financial Services					9,090,340
Insurance — 0.1%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	830,000		840,375
Thrifts & Mortgage Finance — 0.1%
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	650,000		580,937	(a)
Total Financials					75,458,517
Health Care — 2.8%
Biotechnology — 0.0%
Celgene Corp., Senior Notes	3.625%	5/15/24	160,000		155,320
Celgene Corp., Senior Notes	5.000%	8/15/45	460,000		425,663
Total Biotechnology					580,983
Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	4,110,000		3,836,575
Health Care Providers & Services — 2.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000		160,908
Agiliti Health Inc., Secured Notes	7.625%	8/15/20	570,000		570,713
Anthem Inc., Senior Notes	3.125%	5/15/22	500,000		490,145
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,120,000		1,064,000
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	1,150,000		1,036,811
Catholic Health Initiatives, Secured Notes	4.350%	11/1/42	3,750,000		3,287,947
Centene Corp., Senior Notes	5.625%	2/15/21	90,000		91,413
Centene Corp., Senior Notes	4.750%	5/15/22	160,000		161,200
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		385,688
Centene Corp., Senior Notes	4.750%	1/15/25	2,100,000		2,092,125

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	$569,433
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	615,916
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,630,000	3,576,868
CVS Health Corp., Senior Notes	4.300%	3/25/28	4,650,000	4,527,728
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,660,000	1,617,355
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	821,446
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	431,083	(a)
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,011,438
Halfmoon Parent Inc., Senior Secured Notes	4.125%	11/15/25	460,000	454,827	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.375%	10/15/28	1,140,000	1,124,358	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	540,000	584,550
HCA Inc., Senior Notes	5.875%	5/1/23	450,000	466,875
HCA Inc., Senior Secured Notes	5.000%	3/15/24	720,000	723,600
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	10,100
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	714,100
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,131,225
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	631,822
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	172,081
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,244,061
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	775,105
Total Health Care Providers & Services				30,544,921
Pharmaceuticals — 0.3%
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	150,000	150,375	(a)
Bausch Health Cos. Inc., Senior Notes	5.500%	3/1/23	140,000	135,800	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	950,000	894,140	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	280,000	296,450	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,300,000	2,197,811
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	50,000	47,778
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	740,000	687,410
Valeant Pharmaceuticals International, Senior Notes	9.250%	4/1/26	100,000	106,719	(a)
Valeant Pharmaceuticals International, Senior Notes	8.500%	1/31/27	80,000	83,000	(a)
Total Pharmaceuticals				4,599,483
Total Health Care				39,561,962
Industrials — 0.7%
Aerospace & Defense — 0.2%
United Technologies Corp., Senior Notes	4.125%	11/16/28	2,260,000	2,217,324
Airlines — 0.0%
Air 2 U.S., Notes	8.027%	10/1/19	21,306	21,639	(a)

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Senior Secured Notes	6.703%	6/15/21	6,232	$6,667
Continental Airlines 2009-2 Class A Pass Through Trust, Senior Secured Notes	7.250%	11/10/19	539,699	554,924
Total Airlines				583,230
Commercial Services & Supplies — 0.2%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	294,622
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	1,870,000	1,865,325
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	40,000	40,250
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	600,000	567,750
Total Commercial Services & Supplies				2,767,947
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	683,375	(a)
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,231,458
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	687,271
Total Industrial Conglomerates				2,602,104
Machinery — 0.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,140,000	1,101,525	(a)
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	260,000	236,925	(a)
Total Industrials				9,509,055
Information Technology — 0.5%
IT Services — 0.2%
First Data Corp., Senior Notes	7.000%	12/1/23	60,000	62,100	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,800,000	1,781,910	(a)
WEX Inc., Senior Secured Notes	4.750%	2/1/23	830,000	821,866	(a)
Total IT Services				2,665,876
Semiconductors & Semiconductor Equipment — 0.0%
Intel Corp., Senior Notes	3.700%	7/29/25	70,000	69,532
Intel Corp., Senior Notes	3.734%	12/8/47	882,000	784,215
Total Semiconductors & Semiconductor Equipment				853,747
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,065,000	2,060,806	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,645,000	1,646,789	(a)
Total Technology Hardware, Storage & Peripherals				3,707,595
Total Information Technology				7,227,218

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 2.9%
Chemicals — 0.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	6,010,000	$6,611,000	(c)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	1,200,000	1,261,785
OCP SA, Senior Notes	5.625%	4/25/24	3,460,000	3,485,223	(a)
Total Chemicals				11,358,008
Construction Materials — 0.0%
Cemex SAB de CV , Senior Secured Notes	5.700%	1/11/25	250,000	237,625	(a)
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,335,263	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	650,000	633,750	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	210,000	205,275
Berry Global Inc., Secured Notes	4.500%	2/15/26	110,000	103,675	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	500,000	505,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	639,611	639,611
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	3,300,000	3,361,050	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	70,000	69,846
Total Containers & Packaging				6,853,470
Metals & Mining — 1.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	4,540,000	4,710,250	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	250,000	244,375	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,742,059	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	261,544	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	1,520,000	1,616,563
ArcelorMittal, Senior Notes	6.750%	3/1/41	840,000	885,740
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,195,155
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	396,450
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,330,000	1,413,125	(a)(e)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	580,000	511,850	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	650,000	559,813	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	380,000	397,100
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,190,000	2,623,775
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000	118,328	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,490,000	1,361,321	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	3,100,000	3,487,500
Total Metals & Mining				21,524,948
Total Materials				39,974,051

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	110,000		$111,496
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,240,000		1,181,100
Total Equity Real Estate Investment Trusts (REITs)					1,292,596
Real Estate Management & Development — 0.2%
Country Garden Holdings Co., Ltd., Senior Secured Notes	7.250%	4/4/21	2,580,000		2,550,242	(c)
Total Real Estate					3,842,838
Utilities — 0.9%
Electric Utilities — 0.9%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,990,000		2,866,517
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,186,000		4,029,966
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	1,210,000		1,164,705
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	300,000		278,498
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	3,400,000		3,510,500	(c)
Total Electric Utilities					11,850,186
Independent Power and Renewable Electricity Producers — 0.0%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	696,205
Total Utilities					12,546,391
Total Corporate Bonds & Notes (Cost — $336,693,774)					326,829,243
Sovereign Bonds — 13.1%
Argentina — 1.3%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	64.608%	6/21/20	129,420,000	ARS	3,542,833	(e)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	114,970,000	ARS	2,419,818
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,730,000		2,424,922
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,130,000		962,206
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	1,100,000		889,498
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	250,000		187,753
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	340,000		253,938
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	360,000		275,719
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	2,660,000		1,928,500

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step Bond	2.500%	12/31/38	830,000		$461,272
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		1,450,304	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		1,530,375	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,270,000		1,753,575	(a)
Total Argentina					18,080,713
Brazil — 1.6%
Brazil Letras do Tesouro Nacional Series F	0.000%	1/1/20	17,162,000	BRL	4,124,556
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/21	45,904,000	BRL	12,313,936
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/23	13,490,000	BRL	3,599,561
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/25	5,000,000	BRL	1,322,393
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/27	2,532,000	BRL	663,047
Total Brazil					22,023,493
Ecuador — 0.7%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	840,000		870,870	(a)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	1,680,000		1,514,100	(c)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	960,000		896,688	(a)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,650,000		1,541,182	(a)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	4,960,000		4,434,488	(a)
Total Ecuador					9,257,328
Egypt — 0.3%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	3,600,000		3,537,000	(c)
Ghana — 0.5%
Ghana Government International Bond	10.750%	10/14/30	5,880,000		6,746,242	(a)
Guatemala — 0.2%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	2,200,000		2,013,000	(a)
India — 2.6%
India Government Bond, Senior Notes	6.840%	12/19/22	580,000,000	INR	8,158,032
India Government Bond, Senior Notes	7.350%	6/22/24	750,000,000	INR	10,665,399
India Government Bond, Senior Notes	7.590%	1/11/26	620,000,000	INR	8,909,692
India Government Bond, Senior Notes	7.590%	3/20/29	600,000,000	INR	8,555,133
Total India					36,288,256
Indonesia — 1.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		444,830
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,310,000		1,174,435	(c)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	1,180,000		1,117,933	(c)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		479,419
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	200,000,000,000	IDR	13,193,498
Total Indonesia					16,410,115

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Kenya — 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	780,000		$734,932	(c)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	530,000		476,576	(a)
Total Kenya					1,211,508
Mexico — 2.8%
Mexican Bonos, Bonds	6.500%	6/9/22	338,026,900	MXN	15,464,829
Mexican Bonos, Bonds	10.000%	12/5/24	19,150,000	MXN	985,841
Mexican Bonos, Bonds	7.500%	6/3/27	146,140,000	MXN	6,502,858
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,691,900	MXN	5,694,656
Mexican Bonos, Senior Notes	8.000%	11/7/47	255,430,000	MXN	10,525,831
Total Mexico					39,174,015
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	680,000		596,836	(a)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	1,410,000		1,193,917	(a)
Total Nigeria					1,790,753
Russia — 1.1%
Russian Federal Bond — OFZ, Bonds	8.150%	2/3/27	52,000,000	RUB	760,551
Russian Federal Bond — OFZ, Bonds	7.050%	1/19/28	951,681,000	RUB	12,887,678
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	1,600,000		1,621,664	(a)
Total Russia					15,269,893
Senegal — 0.2%
Senegal Government International Bond	6.250%	5/23/33	3,700,000		3,131,421	(a)
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	61,530,000	UYU	1,892,686	(a)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	142,900,000	UYU	3,797,342	(a)
Total Uruguay					5,690,028
Total Sovereign Bonds (Cost — $224,709,799)					180,623,765
Collateralized Mortgage Obligations (q) — 10.8%
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	2.532%	5/26/37	4,981,059		4,379,656	(a)(e)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.943%	9/29/36	14,960,663		11,455,380	(a)(e)
Banc of America Funding Trust, 2015-R2 9A2	2.868%	3/27/36	5,679,497		4,896,657	(a)(e)
Banc of America Funding Trust, 2015-R2, 10A1 (1 mo. USD LIBOR + 0.190%)	2.505%	6/29/37	677,502		677,618	(a)(e)
Banc of America Funding Trust, 2015-R2, 4A1 (1 mo. USD LIBOR + 0.165%)	2.480%	9/29/36	1,465,817		1,434,468	(a)(e)
Banc of America Funding Trust, 2015-R4, 6A1 (1 mo. USD LIBOR + 0.140%)	2.421%	8/27/36	1,509,326		1,507,424	(a)(e)
Banc of America Mortgage Trust, 2004-A 1A1	3.788%	2/25/34	14,609		14,679	(e)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (q) — continued
BBCCRE Trust, 2015-GTP, E	4.715%	8/10/33	6,700,000	$5,966,014	(a)(e)
Bear Stearns Alt-A Trust, 2004-11 1A2 (1 mo. USD LIBOR + 0.840%)	3.155%	11/25/34	4,998	4,976	(e)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	2.475%	1/25/37	2,589,032	2,456,171	(e)
BX Trust, 2017-IMC E (1 mo. USD LIBOR + 3.250%)	5.557%	10/15/32	2,180,000	2,184,242	(a)(e)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	6.557%	10/15/32	2,100,000	2,107,062	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.794%	5/15/37	4,900,000	4,738,285	(a)(e)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	121,505	89,300	(e)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	3.808%	6/19/31	5,884	5,881	(e)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	3.795%	2/25/34	64,410	64,689	(e)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	2.575%	11/25/35	177,167	141,781	(e)
Commercial Mortgage Trust, 2016-SAVA B (1 mo. LIBOR + 2.300%)	4.607%	10/15/34	2,610,000	2,624,443	(a)(e)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,424,590	1,262,283
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	2.785%	11/25/35	6,761,261	511,816	(e)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	2.575%	1/25/46	103,292	98,166	(e)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (1 mo. USD LIBOR + 5.600%)	3.285%	7/25/36	2,854,589	295,251	(e)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	2.985%	4/25/36	9,300,720	1,146,129	(e)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.185%	4/25/36	5,245,746	615,436	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.698%	6/15/38	126,000	70,486	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,101,219	2,792,407
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	2,812,026	2,730,421	(e)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	2.481%	6/27/46	899,214	896,114	(a)(e)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	4,280,000	3,641,214	(a)
Credit Suisse Mortgage Trust, 2014-USA, E	4.373%	9/15/37	2,170,000	1,959,686	(a)
Credit Suisse Mortgage Trust, 2015-2R 3A1	2.491%	4/27/36	1,355,048	1,338,649	(a)(e)
Credit Suisse Mortgage Trust, 2015-2R 7A2	3.439%	8/27/36	3,860,789	3,475,896	(a)(e)
Credit Suisse Mortgage Trust, 2015-2R, 7A1	3.439%	8/27/36	1,243,934	1,274,822	(a)(e)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. LIBOR + 7.620%)	9.927%	7/15/32	9,800,000	9,778,901	(a)(e)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4, 7AR2 (1 mo. USD LIBOR + 0.450%)	2.765%	6/25/34	32,718	30,468	(e)

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (q) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K015 X1, IO	1.743%	7/25/21	1,507,383	$52,170	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	9.465%	7/25/23	1,060,262	1,250,198	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	13.065%	3/25/25	3,900,103	5,366,702	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	3.615%	3/25/29	3,120,000	3,135,951	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	4.765%	12/25/42	1,880,000	1,924,359	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-118, CI, IO	3.500%	12/25/39	949,286	100,968
Federal National Mortgage Association (FNMA) REMIC, 2012-51, B	7.000%	5/25/42	70,140	80,635
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	3.819%	2/25/36	80,083	65,601	(e)
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	6,412,740	6,208,083	(a)(e)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	14,251,412	80,979	(a)
GE Business Loan Trust, 2006-1A C (1 mo. LIBOR + 0.420%)	2.727%	5/15/34	330,571	309,193	(a)(e)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	394,506	365,872	(e)
Government National Mortgage Association (GNMA), 2011-142, IO	0.328%	9/16/46	7,216,656	75,358	(e)
Government National Mortgage Association (GNMA), 2012-112, IO	0.278%	2/16/53	3,515,433	69,570	(e)
Government National Mortgage Association (GNMA), 2014-134, IA, IO	0.594%	1/16/55	60,974,871	1,514,738	(e)
Government National Mortgage Association (GNMA), 2014-47, IA, IO	0.256%	2/16/48	1,087,675	25,095	(e)
Government National Mortgage Association (GNMA), 2014-50, IO	0.842%	9/16/55	2,717,258	143,666	(e)
Government National Mortgage Association (GNMA), 2017-21 IO	0.795%	10/16/58	5,151,230	376,631	(e)
GreenPoint Mortgage Funding Trust, 2006-AR3, 3A1 (1 mo. USD LIBOR + 0.230%)	2.545%	4/25/36	108,934	137,902	(e)
HarborView Mortgage Loan Trust, 2006-13, A (1 mo. USD LIBOR + 0.180%)	2.483%	11/19/46	173,400	146,378	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.253%	4/17/45	926,988	677,739	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.012%	2/12/49	5,613,980	4,186,178	(e)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (q) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.403%	2/15/51	177,235	$165,089	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. LIBOR + 8.208%)	10.514%	6/15/35	10,150,000	10,156,384	(a)(e)
JPMorgan Resecuritization Trust Series, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	2.491%	7/27/46	1,604,170	1,599,543	(a)(e)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A3 4A3	4.311%	5/25/34	43,425	43,028	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	981,172	727,116	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,265,251	937,637	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	412,434	320,180	(e)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	380,426	292,568
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2006-AF2 4A	4.456%	8/25/36	145,475	116,325	(e)
Residential Asset Securitization Trust, 2005-A15 2A11 (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.235%	2/25/36	10,213,246	1,324,417	(e)
Starwood Retail Property Trust, 2014-STAR E (1 mo. LIBOR + 4.150%)	6.457%	11/15/27	7,530,000	6,963,007	(a)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	4.378%	4/25/34	171,745	173,731	(e)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. LIBOR + 6.350%)	8.666%	11/11/34	4,327,909	4,324,560	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. LIBOR + 9.800%)	12.116%	11/11/34	4,327,909	4,326,183	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	1,438,235	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,650,000	1,841,899	(a)(e)
Wachovia Bank Commercial Mortgage Trust, 2007-C33, AJ	5.984%	2/15/51	4,718,714	4,667,795	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	3.053%	2/25/46	3,005,171	2,818,716	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	3.035%	11/25/34	3,578,386	3,585,149	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	683,033	678,826	(a)(e)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR9 4A1	4.445%	5/25/35	54,290	54,666	(e)
Total Collateralized Mortgage Obligations (Cost — $149,046,251)				149,515,891
Asset-Backed Securities — 4.6%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	7,400,000	7,086,876	(e)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	8.259%	4/17/29	2,300,000	2,291,253	(a)(e)

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	3.350%	7/25/32	123,719	$122,790	(e)
Ares XLIV CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	8.986%	10/15/29	3,700,000	3,718,074	(a)(e)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	3.260%	4/25/35	868,996	870,991	(e)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	8.082%	8/5/27	750,000	750,472	(a)(e)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	5.619%	4/20/31	1,850,000	1,838,830	(a)(e)
Barings CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	9.895%	7/18/29	730,000	684,180	(a)(e)
Benefit Street Partners CLO IV Ltd., 2014-IVA CR (3 mo. USD LIBOR + 4.050%)	6.519%	1/20/29	1,500,000	1,502,451	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	6.169%	7/20/31	3,250,000	3,272,162	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.469%	4/20/29	3,600,000	3,605,713	(a)(e)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.586%	10/15/26	1,980,000	1,974,903	(a)(e)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	2,451,739	2,466,901	(a)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	2.427%	4/15/37	1,971,716	1,893,757	(e)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	2.415%	8/25/36	390,421	175,382	(e)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	5.509%	10/29/29	1,550,000	1,550,000	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	7.386%	4/15/31	2,000,000	1,937,620	(a)(e)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,610,000	1,563,440	(a)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	9.186%	1/15/28	1,500,000	1,502,432	(a)(e)
Lehman XS Trust Series, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	2.555%	11/25/46	18,690	2,130	(e)
Lehman XS Trust Series, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	2.535%	6/25/46	12,751	14,676	(e)
Madison Park Funding XV Ltd., 2014-15A DR (3 mo. USD LIBOR + 5.440%)	7.949%	1/27/26	750,000	751,747	(a)(e)
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	200,000	201,081	(e)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	2.575%	6/25/46	170,154	160,502	(a)(e)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	6.316%	7/15/29	1,500,000	1,508,448	(a)(e)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.669%	10/20/27	1,250,000	1,248,744	(a)(e)
Ocean Trails CLO VI, 2016-6A E (3 mo. USD LIBOR + 7.750%)	10.186%	7/15/28	750,000	757,194	(a)(e)
Option One Mortgage Loan Trust, 2005-1 A4 (1 mo. USD LIBOR + 0.800%)	3.115%	2/25/35	9,340	9,361	(e)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Asset-Backed Securities — continued
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	3,920,853		$3,691,539
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.616%	6/22/30	3,344,000		3,348,371	(a)(e)
Symphony CLO XIV Ltd., 2014-14A D2 (3 mo. USD LIBOR + 3.600%)	6.036%	7/14/26	1,500,000		1,499,915	(a)(e)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	6.169%	4/20/29	1,750,000		1,764,009	(a)(e)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.986%	7/15/28	1,000,000		1,003,505	(a)(e)
UCFC Manufactured Housing Contract, 201997-3 M	7.115%	1/15/29	2,452,881		2,433,495
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.176%	4/15/27	2,600,000		2,593,474	(a)(e)
Voya CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.456%	6/7/30	800,000		802,259	(a)(e)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	6.076%	10/15/31	2,930,000		2,929,288	(a)(e)
Total Asset-Backed Securities (Cost — $62,288,902)					63,527,965
Non-U.S. Treasury Inflation Protected Securities — 3.9%
Argentina — 0.3%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	171,147,536	ARS	4,041,924
Germany — 0.6%
Deutsche Bundesrepublik Inflation Linked Bond, Bonds	0.100%	4/15/26	5,839,024	EUR	7,240,868	(c)
Japan — 3.0%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/23	104,500,000	JPY	949,121
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	1,132,510,000	JPY	10,310,964
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/24	1,718,700,000	JPY	15,693,367
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	1,013,000,000	JPY	9,276,426
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	596,628,975	JPY	5,484,582
Total Japan					41,714,460
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $54,615,856)					52,997,252
Senior Loans — 2.6%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.1%
UnityMedia Hessen GmbH & Co. KG, Senior Facility B (1 mo. LIBOR + 2.250%)	4.557%	9/30/25	730,000		724,468	(e)(k)(l)
Media — 0.2%
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.310%	4/30/25	573,867		568,774	(e)(k)(l)
Numericable U.S. LLC, Term Loan B12 (1 mo. LIBOR + 3.688%)	5.994%	1/31/26	747,563		705,512	(e)(k)(l)

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. LIBOR + 2.750%)	5.095%	3/15/24	1,490,455	$1,393,044	(e)(k)(l)
Total Media				2,667,330
Wireless Telecommunication Services — 0.0%
Sprint Communications Inc., Term Loan (1 mo. LIBOR + 2.500%)	4.875%	2/2/24	613,317	605,906	(e)(k)(l)
Total Communication Services				3,997,704
Consumer Discretionary — 1.0%
Diversified Consumer Services — 0.0%
Prime Security Services Borrower LLC, 2016-2 Refinancing First Lien Term Loan B1 (1 mo. LIBOR + 2.750%)	5.095%	5/2/22	691,603	685,428	(e)(k)(l)
Hotels, Restaurants & Leisure — 0.6%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.595%	2/16/24	412,004	403,593	(e)(k)(l)
Boyd Gaming Corp., Refinancing Term Loan B (1 week LIBOR + 2.250%)	4.485%	9/15/23	607,330	597,397	(e)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	5.095%	12/23/24	1,082,001	1,064,959	(e)(k)(l)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. LIBOR + 2.000%)	4.345%	11/30/23	586,985	582,729	(e)(k)(l)
Golden Nugget Inc., Term Loan B	5.095-6.750%	10/4/23	802,222	792,695	(e)(k)(l)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	4.065%	10/25/23	1,150,695	1,141,425	(e)(k)(l)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. LIBOR + 4.000%)	6.345%	10/13/23	698,559	641,510	(e)(k)(l)
Scientific Games International Inc., Term Loan B5	5.095-5.245%	8/14/24	1,433,841	1,401,580	(e)(k)(l)
Station Casinos LLC, Term Loan B (1 mo. LIBOR + 2.500%)	4.850%	6/8/23	1,128,342	1,118,312	(e)(k)(l)
Total Hotels, Restaurants & Leisure				7,744,200
Specialty Retail — 0.4%
Academy Ltd., Initial Term Loan (1 mo. LIBOR + 4.000%)	6.299-6.314%	7/1/22	1,984,202	1,459,629	(e)(k)(l)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	5.064-5.095%	11/8/23	1,120,050	1,045,147	(e)(k)(l)
Michaels Stores Inc., 2018 New Replacement Term Loan B	4.801-4.845%	1/30/23	755,799	744,556	(e)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. LIBOR + 2.750%)	5.100%	8/19/22	838,942	832,475	(e)(k)(l)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.320%	3/11/22	1,366,431	1,146,582	(e)(k)(l)
Total Specialty Retail				5,228,389
Total Consumer Discretionary				13,658,017

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 0.2%
Food & Staples Retailing — 0.1%
Albertson’s LLC, Replacement 2017-1 Term Loan B6 (3 mo. LIBOR + 3.000%)	5.691%	6/22/23	1,232,773	$1,212,740	(e)(k)(l)
Food Products — 0.1%
Post Holdings Inc., Replacement Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.320%	5/24/24	1,138,756	1,135,198	(e)(k)(l)
Total Consumer Staples				2,347,938
Financials — 0.0%
Capital Markets — 0.0%
RPI Finance Trust, Initial Term Loan B6 (3 mo. LIBOR + 2.000%)	4.386%	3/27/23	555,668	552,145	(e)(k)(l)
Health Care — 0.3%
Health Care Providers & Services — 0.3%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 3.250%)	5.568%	4/28/22	1,339,041	1,287,403	(e)(k)(l)
HCA Inc., Term Loan B10 (1 mo. LIBOR + 2.000%)	4.345%	3/13/25	603,128	602,421	(e)(k)(l)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.845%	8/18/22	794,122	783,203	(e)(k)(l)
Radnet Management Inc., First Lien Term B1	6.190-8.000%	6/30/23	794,718	795,050	(e)(k)(l)
Total Health Care Providers & Services				3,468,077
Health Care Technology — 0.0%
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. LIBOR + 2.750%)	5.095%	3/1/24	180,208	178,245	(e)(k)(l)
Total Health Care				3,646,322
Industrials — 0.5%
Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.309%	1/15/25	497,777	493,550	(e)(k)(l)
XPO Logistics Inc., Refinancing Term Loan (3 mo. LIBOR + 2.000%)	4.509%	2/24/25	694,047	688,842	(e)(k)(l)
Total Air Freight & Logistics				1,182,392
Building Products — 0.1%
Quikrete Holdings Inc., Initial First Lien Term Loan (1 mo. LIBOR + 2.750%)	5.095%	11/15/23	996,198	978,409	(e)(k)(l)
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.568%	1/2/25	1,161,953	1,132,904	(e)(k)(l)
BrightView Landscapes LLC, Initial Term Loan (1 mo. LIBOR + 2.500%)	4.813-4.875%	8/15/25	1,556,100	1,544,429	(e)(h)(k)(l)

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
Delos Finance SARL, Term Loan B (3 mo. LIBOR + 1.750%)	4.136%	10/6/23	810,000	$808,554	(e)(k)(l)
Total Trading Companies & Distributors				3,485,887
Transportation Infrastructure — 0.1%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. LIBOR + 1.750%)	4.136%	10/30/22	1,210,000	1,208,236	(e)(k)(l)
Total Industrials				6,854,924
Information Technology — 0.1%
IT Services — 0.0%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.000%)	4.315%	4/26/24	660,693	650,896	(e)(k)(l)
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. LIBOR + 1.750%)	4.095%	3/31/23	734,512	729,330	(e)(k)(l)
Software — 0.0%
Dell International LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.350%	9/7/23	734,262	726,499	(e)(k)(l)
Total Information Technology				2,106,725
Materials — 0.1%
Construction Materials — 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.345%	10/31/23	1,010,408	985,238	(e)(k)(l)
Containers & Packaging — 0.0%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.318%	10/1/22	927,640	921,166	(e)(k)(l)
Total Materials				1,906,404
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. LIBOR + 2.250%)	4.595%	4/18/24	1,025,304	1,008,643	(e)(k)(l)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. LIBOR + 2.250%)	4.557%	2/7/25	269,100	264,167	(e)(k)(l)
Total Real Estate				1,272,810
Total Senior Loans (Cost — $37,697,588)				36,342,989
Mortgage-Backed Securities — 1.9%
FHLMC — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	5/1/43-7/1/43	414,533	420,610
FNMA — 1.5%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	462,327	488,079
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	375,123	400,030
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	11,612,919	11,483,398

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-7/1/43	1,158,299	$1,175,297
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-4/1/47	104,783	100,050
Federal National Mortgage Association (FNMA)	3.000%	12/1/48	6,900,000	6,576,691	(m)
Total FNMA				20,223,545
GNMA — 0.4%
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	116,669	122,110
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	5,492,572	5,292,308
Government National Mortgage Association (GNMA) II	5.000%	7/20/48	98,419	102,887
Government National Mortgage Association (GNMA) II	5.000%	12/20/48-1/20/49	300,000	312,518	(m)
Total GNMA				5,829,823
Total Mortgage-Backed Securities (Cost — $26,926,245)				26,473,978
U.S. Treasury Inflation Protected Securities — 1.2%
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/26	1,558,647	1,459,831
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	2,458,751	2,518,170
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	7,000,225	6,196,749
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	3,025,708	2,841,191
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,444,480	4,036,259
Total U.S. Treasury Inflation Protected Securities (Cost — $18,138,752)				17,052,200

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.8%
Exchange-Traded Purchased Options — 0.1%
Eurodollar Futures, Call @ $97.25	12/17/18	2,014	5,035,000	50,350
Eurodollar Futures, Put @ $96.75	3/18/19	2,707	6,767,500	16,919
Eurodollar Futures, Put @ $97.00	12/17/18	2,707	6,767,500	16,919
Eurodollar Futures, Put @ $97.25	12/17/18	2,014	5,035,000	276,925
Euro-Bund Futures, Call @ 171.00 EUR	1/25/19	1,427	142,700,000	32,310
Euro-Bund Futures, Call @ 172.00 EUR	2/22/19	1,464	146,400,000	49,722
U.S. Treasury 5-Year Notes Futures, Call @ $117.50	2/22/19	626	626,000	9,781
U.S. Treasury 10-Year Notes Futures, Call @ $119.50	12/21/18	517	517,000	201,953
U.S. Treasury 10-Year Notes Futures, Put @ $118.00	12/21/18	1,419	1,419,000	66,515
U.S. Treasury Long-Term Bonds Futures, Call @ $141.50	12/21/18	945	945,000	324,844

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury Long-Term Bonds Futures, Call @ $142.00		12/21/18	203	203,000	$50,750
U.S. Treasury Long-Term Bonds Futures, Put @ $137.50		12/21/18	945	945,000	162,422
U.S. Treasury Long-Term Bonds Futures, Put @ $138.00		12/21/18	203	203,000	50,750
Total Exchange-Traded Purchased Options					1,310,160

	Counterparty
OTC Purchased Options — 0.7%
Interest rate swaption with Bank of America N.A., Put @ 3.00%	Bank of America N.A.	2/1/23	126,550,000	126,550,000	6,785,430
Interest rate swaption with Bank of America N.A., Put @ 3.15%	Bank of America N.A.	2/2/23	63,340,000	63,340,000	3,009,374
Interest rate swaption with Bank of America N.A., Put @ 0.75%	Bank of America N.A.	12/19/18	84,720,000	84,720,000	52,579
Interest rate swaption with Citibank N.A., Put @ 0.75%	Citibank N.A.	12/19/18	142,580,000	142,580,000	88,488
Interest rate swaption with Goldman Sachs Group Inc., Put @ 0.80%	Goldman Sachs Group Inc.	12/19/18	145,310,000	145,310,000	43,957
U.S. Dollar/British Pound, Put @ 1.32 GBP	Citibank N.A.	1/28/19	31,300,000	31,300,000	281,704
U.S. Dollar/Colombian Peso, Put @ 2,927.00 COP	Goldman Sachs Group Inc.	11/26/18	7,603,000	7,603,000	0	(i)
Total OTC Purchased Options					10,261,532
Total Purchased Options (Cost — $12,387,570)					11,571,692

		Rate	Maturity Date	Face Amount†
Municipal Bonds — 0.4%
California — 0.0%
Morongo Band of Mission Indians, Tribal Economic Development, Series A		7.000%	10/1/39	360,000	361,444	(a)
Illinois — 0.3%
City of Chicago, IL, GO		6.314%	1/1/44	1,470,000	1,424,004
State of Illinois, GO		5.100%	6/1/33	3,100,000	2,943,698
Total Illinois					4,367,702
Michigan — 0.1%
Detroit, MI, Final Recovery, Series B1, GO		4.000%	4/1/44	790,000	680,861
Total Municipal Bonds (Cost — $5,507,120)					5,410,007

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Security	Rate		Shares		Value
Preferred Stocks — 0.1%
Financials — 0.1%
Banks — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost — $1,171,775)	8.401%		47,249		$1,204,850	(e)
Total Investments before Short-Term Investments (Cost — $1,336,514,233)					1,263,366,145

		Maturity Date	Face Amount†
Short-Term Investments — 5.2%
Commercial Paper — 1.9%
Mizuho Corp.	2.250%	12/11/18	9,590,000		9,583,571	(n)(o)
MUFG BK Ltd.	2.275%	12/11/18	16,110,000		16,099,082	(n)
Total Commercial Paper (Cost — $25,683,755)					25,682,653
Certificates of Deposit — 1.5%
Norinchukin Bank NY (Cost — $21,410,000)	2.280%	12/13/18	21,410,000		21,409,944	(n)
Sovereign Bonds — 0.1%
Argentina Treasury Bill (Cost — $1,664,542)	(15.827)%	3/29/19	60,969,000	ARS	1,709,236	(n)

	Rate		Shares
Money Market Funds — 1.7%
Western Asset Government Cash Management Portfolio LLC (Cost — $22,874,668)	2.230%		22,874,668		22,874,668	(p)
Total Short-Term Investments (Cost — $71,632,965)					71,676,501
Total Investments — 96.7% (Cost — $1,408,147,198)					1,335,042,646
Other Assets in Excess of Liabilities — 3.3%					44,841,348
Total Net Assets — 100.0%					$1,379,883,994

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	The coupon payment on these securities is currently in default as of November 30, 2018.

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of November 30, 2018.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2018, the Fund held TBA securities with a total cost of $6,799,403 (Note 1).

(n)	Rate shown represents yield-to-maturity.

(o)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At November 30, 2018, the total market value of investments in Affiliated Companies was $22,874,668 and the cost was $22,874,668 (Note 8).

(q)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateral Loan Obligation
COP	— Colombian Peso
CPI	— Consumer Price Index
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
UYU	— Uruguayan Peso

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	$118.75	473	473,000	$406,484
U.S. Treasury 10-Year Notes Futures, Put	12/21/18	118.75	473	473,000	73,906
U.S. Treasury Long-Term Bonds Futures, Call	12/21/18	139.50	315	315,000	349,453
U.S. Treasury Long-Term Bonds Futures, Put	12/21/18	139.50	315	315,000	221,484
U.S. Treasury Long-Term Bonds Futures, Call	12/21/18	140.00	68	68,000	57,375
U.S. Treasury Long-Term Bonds Futures, Put	12/21/18	140.00	68	68,000	63,750
U.S. Treasury Long-Term Bonds Futures, Call	1/25/19	142.00	384	384,000	234,000
U.S. Treasury Long-Term Bonds Futures, Put	1/25/19	135.00	384	384,000	66,000
Total Exchange-Traded Written Options (Premiums received — $1,584,007)					$1,472,452

OTC Written Options
Security	Counterparty
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	1/30/19	19.50	MXN	6,702,000	6,702,000	$31,093
U.S. Dollar/Brazilian Real, Put	JPMorgan Chase & Co.	1/15/19	3.62	BRL	14,400,000	14,400,000	19,952
Total OTC Written Options (Premiums received — $326,651)							$51,045
Total Written Options (Premiums received — $1,910,658)							$1,523,497

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:
BRL	— Brazilian Real
MXN	— Mexican Peso

At November 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	208	12/18	$50,819,724	$50,545,300	$(274,424)
90-Day Eurodollar	5,584	12/19	1,354,848,052	1,353,771,000	(1,077,052)
90-Day Eurodollar	2,896	6/20	703,384,938	702,280,000	(1,104,938)
Australian 10-Year Bonds	1	12/18	94,107	94,887	780
Euro-BTP	187	3/19	25,266,654	25,942,049	675,395
U.S. Treasury 2-Year Notes	2,736	3/19	576,925,166	577,253,264	328,098
U.S. Treasury 10-Year Notes	1,155	3/19	137,479,059	137,968,365	489,306
U.S. Treasury Long-Term Bonds	755	3/19	105,133,738	105,629,218	495,480
U.S. Treasury Ultra 10-Year Notes	695	3/19	87,523,894	87,917,500	393,606
					(73,749)

See Notes to Financial Statements.

32	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	1,522	6/21	$369,063,235	$369,218,175	$(154,940)
Euro-Bund	2,891	3/19	527,763,692	531,584,596	(3,820,904)
Euro-Buxl	59	12/18	11,686,181	11,929,391	(243,210)
Euro-Schatz	318	12/18	40,284,441	40,322,674	(38,233)
Long Gilt	605	3/19	94,113,206	94,545,782	(432,576)
U.S. Treasury 5-Year Notes	1,132	3/19	127,669,864	127,871,784	(201,920)
U.S. Treasury Ultra Long-Term Bonds	1,203	3/19	183,470,825	183,344,719	126,106
					(4,765,677)
Net unrealized depreciation on open futures contracts					$(4,839,426)

At November 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,000,000	USD	1,418,260	Barclays Bank PLC	1/18/19	$44,773
BRL	4,866,940	USD	1,295,329	Barclays Bank PLC	1/18/19	(40,164)
BRL	15,790,000	USD	4,169,461	Barclays Bank PLC	1/18/19	(97,280)
CAD	1,800,000	USD	1,375,435	Barclays Bank PLC	1/18/19	(18,930)
COP	2,074,200,000	USD	669,097	Barclays Bank PLC	1/18/19	(29,271)
COP	4,917,225,800	USD	1,586,151	Barclays Bank PLC	1/18/19	(69,339)
IDR	149,953,543,872	USD	9,847,225	Barclays Bank PLC	1/18/19	563,184
INR	1,259,234,532	USD	16,894,993	Barclays Bank PLC	1/18/19	1,074,921
MXN	6,000,000	USD	298,922	Barclays Bank PLC	1/18/19	(6,361)
NOK	62,360,000	USD	7,725,198	Barclays Bank PLC	1/18/19	(452,425)
TWD	14,840,500	USD	481,334	Barclays Bank PLC	1/18/19	2,591
USD	978,927	AUD	1,350,000	Barclays Bank PLC	1/18/19	(8,620)
USD	2,017,457	CAD	2,622,200	Barclays Bank PLC	1/18/19	41,331
USD	522,487	EUR	450,000	Barclays Bank PLC	1/18/19	10,622
USD	509,394	MXN	10,000,000	Barclays Bank PLC	1/18/19	21,792
USD	1,367,663	MXN	28,000,000	Barclays Bank PLC	1/18/19	2,376
USD	7,040,950	PHP	386,520,000	Barclays Bank PLC	1/18/19	(308,376)
CAD	41,743,698	USD	32,205,916	Citibank N.A.	1/18/19	(747,291)
EUR	1,350,000	USD	1,551,287	Citibank N.A.	1/18/19	(15,692)
EUR	2,540,000	USD	2,927,805	Citibank N.A.	1/18/19	(38,611)
EUR	3,057,599	USD	3,483,911	Citibank N.A.	1/18/19	(5,960)
GBP	5,397,424	USD	7,165,459	Citibank N.A.	1/18/19	(268,062)
IDR	38,808,100,000	USD	2,501,005	Citibank N.A.	1/18/19	193,217
MXN	683,825,343	USD	35,850,237	Citibank N.A.	1/18/19	(2,506,752)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	843,539	USD	550,000	Citibank N.A.	1/18/19	$30,317
TRY	43,943,810	USD	6,826,753	Citibank N.A.	1/18/19	1,370,957
USD	984,683	BRL	3,703,000	Citibank N.A.	1/18/19	29,694
USD	76,597	CAD	100,000	Citibank N.A.	1/18/19	1,236
USD	755,887	CAD	1,000,000	Citibank N.A.	1/18/19	2,273
USD	2,358,015	CNY	16,449,512	Citibank N.A.	1/18/19	(10,912)
USD	1,144,501	EUR	1,000,000	Citibank N.A.	1/18/19	7,023
USD	1,205,719	EUR	1,050,000	Citibank N.A.	1/18/19	11,367
USD	1,501,751	EUR	1,300,000	Citibank N.A.	1/18/19	23,029
USD	10,001,963	EUR	8,580,000	Citibank N.A.	1/18/19	242,403
USD	1,200,000	GBP	936,922	Citibank N.A.	1/18/19	2,703
USD	2,061,965	GBP	1,600,000	Citibank N.A.	1/18/19	17,316
USD	2,817,424	JPY	315,239,264	Citibank N.A.	1/18/19	27,149
USD	28,081,113	JPY	3,123,860,939	Citibank N.A.	1/18/19	430,909
USD	1,084,449	MXN	22,000,000	Citibank N.A.	1/18/19	11,724
USD	4,844,421	MXN	100,000,000	Citibank N.A.	1/18/19	(31,602)
USD	10,065,525	RUB	664,566,199	Citibank N.A.	1/18/19	204,803
USD	437,760	SEK	3,904,000	Citibank N.A.	1/18/19	6,818
ZAR	180,450,262	USD	12,052,113	Citibank N.A.	1/18/19	892,315
AUD	3,251,267	USD	2,308,936	Goldman Sachs Group Inc.	1/18/19	69,419
IDR	77,552,270,000	USD	5,281,053	Goldman Sachs Group Inc.	1/18/19	102,953
USD	730,074	MXN	15,000,000	Goldman Sachs Group Inc.	1/18/19	(1,329)
USD	1,217,331	MXN	24,000,000	Goldman Sachs Group Inc.	1/18/19	47,086
BRL	8,880,000	USD	2,343,936	JPMorgan Chase & Co.	1/18/19	(53,817)
IDR	108,036,615,000	USD	7,368,477	JPMorgan Chase & Co.	1/18/19	131,881
USD	2,395,090	COP	7,651,115,000	JPMorgan Chase & Co.	1/18/19	34,959
USD	16,950,451	EUR	14,496,220	JPMorgan Chase & Co.	1/18/19	461,322
USD	8,350,846	IDR	122,465,152,833	JPMorgan Chase & Co.	1/18/19	(151,203)
USD	10,532,536	IDR	151,500,000,000	JPMorgan Chase & Co.	1/18/19	14,766
USD	3,389,095	INR	237,440,000	JPMorgan Chase & Co.	1/18/19	706
USD	17,415,990	KRW	19,711,940,000	JPMorgan Chase & Co.	1/18/19	(202,377)
USD	343,722	MXN	7,000,000	JPMorgan Chase & Co.	1/18/19	2,400
USD	428,628	NZD	650,000	JPMorgan Chase & Co.	1/18/19	(18,542)
ARS	30,092,000	USD	652,161	Citibank N.A.	3/26/19	39,378
ARS	46,000,000	USD	1,038,609	Citibank N.A.	3/26/19	18,509
ARS	15,410,000	USD	326,760	JPMorgan Chase & Co.	3/26/19	27,374
ARS	24,968,000	USD	532,083	JPMorgan Chase & Co.	3/26/19	41,702
Total						$1,176,382

See Notes to Financial Statements.

34	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Abbreviations used in this table:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At November 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2018[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A. (Republic of Korea 7.125%, due 4/16/19)	$11,998,000	12/20/22	0.316%	1.000% quarterly	$(314,460)	$(134,533)	$(179,927)
Bank of America N.A. (Republic of Korea 7.125%, due 4/16/19)	4,140,000	12/20/22	0.316%	1.000% quarterly	(108,506)	(77,779)	(30,727)
Deutsche Bank AG (Australia Government 4.75%, due 4/21/27)	8,260,000	6/20/23	0.177%	1.000% quarterly	(291,294)	(290,642)	(652)
Total	$24,398,000				$(714,260)	$(502,954)	$(211,306)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

	CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	352,230,000	CAD	3/5/20	2.140% semi-annually	3-Month CAD CDOR semi-annually	$3,023	$1,055,498
	272,360,000		3/7/20	3-Month LIBOR quarterly	2.505% semi-annually	—	(1,450,924)
	2,540,640,000	MXN	4/5/21	28-Day MXN TIIE-Banxico every 28 days	7.351% every 28 days	(15,994)	(3,802,078)
	29,396,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	14,270	19,522
	36,061,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	—	(25,760)
	268,674,000		12/18/21	3-Month LIBOR quarterly	3.230% semi-annually	429,626	555,639
	1,742,000,000	MXN	4/6/22	28-Day MXN TIIE-Banxico every 28 days	7.330% every 28 days	(35,864)	(3,715,468)
	216,931,000		8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(405,863)	(625,317)
	103,501,000		12/19/23	3-Month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate + 0.310% quarterly	—	(8,322)
	59,276,000		12/18/29	3.300% semi-annually	3-Month LIBOR quarterly	(304,149)	(571,703)
	55,680,000		2/3/33	3-Month LIBOR quarterly	3.000% semi-annually	—	(1,012,972)
	27,870,000		2/6/33	3-Month LIBOR quarterly	3.150% semi-annually	—	(184,340)
	6,054,600,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	3,232,545	(2,402,013)
Total						$2,917,594	$(12,168,238)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	117,723,000	BRL	1/2/20	BRL-CDI**	8.410	%**	—	$627,387
Citibank N.A.	24,000,000	BRL	1/2/20	BRL-CDI**	8.410	%**	$4,240	123,799
Citibank N.A.	40,800,000	BRL	1/2/20	BRL-CDI**	8.410	%**	27,186	200,290
Citibank N.A.	26,600,000	BRL	1/2/20	BRL-CDI**	8.410	%**	11,041	136,680
Citibank N.A.	12,497,000	BRL	1/2/20	BRL-CDI**	8.410	%**	9,779	59,622
Total							$52,246	$1,147,778

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.31 Index	$43,910,000	12/20/23	5.000% quarterly	$(1,975,116)	$(3,081,494)	$1,106,378

See Notes to Financial Statements.

36	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.29 Index	$30,430,000	12/20/22	5.000% quarterly	$(1,690,721)	$(1,722,097)	$31,376
Markit CDX.NA.IG.31 Index	12,780,000	6/20/23	1.000% quarterly	(146,932)	(225,604)	78,672
	$43,210,000			$(1,837,653)	$(1,947,701)	$110,048

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.10 Index)	$15,880,000	11/17/59	0.500% monthly	$83,197	$54,671	$28,526
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.10 Index)	15,950,000	11/17/59	0.500% monthly	83,564	80,969	2,595
Total	$31,830,000			$166,761	$135,640	$31,121

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC	$76,260,000	10/26/20	CPURNSA**	2.125	%**	—	$428,225
Citibank N.A.	103,630,000	10/25/20	CPURNSA**	2.124	%**	—	583,427
Total	$179,890,000					—	$1,011,652

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Total Return Unconstrained Fund

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real

CAD	— Canadian Dollar

CDOR	— Canadian Dollar Offered Rate

CPURNSA	— U.S. CPI Urban Consumers NSA Index

GBP	— British Pound

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Interés Interbancaria de Equilibrio)

See Notes to Financial Statements.

38	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2018

Assets:
Investments, at value (Cost — $1,408,147,198)	$1,335,042,646
Cash	2,348,611
Foreign currency, at value (Cost — $9,818,504)	9,771,626
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $11,691,703)	11,407,487
Interest receivable	12,751,251
Deposits with brokers for centrally cleared swap contracts	7,881,620
Deposit with broker for open futures contracts and exchange-traded options	7,292,176
Unrealized appreciation on forward foreign currency contracts	6,259,298
Receivable for securities sold	4,964,453
OTC swaps, at value (premiums paid — $187,886)	2,378,437
Receivable for Fund shares sold	960,289
Deposits with brokers for OTC derivatives	470,000
Foreign currency collateral for centrally cleared swaps, at value (Cost — $53,263)	50,731
Prepaid expenses	131,760
Total Assets	1,401,710,385

Liabilities:
Payable to broker — variation margin on open futures contracts	33,734
Payable for securities purchased	8,747,905
Unrealized depreciation on forward foreign currency contracts	5,082,916
Payable for Fund shares repurchased	3,723,420
Written options, at value (premiums received — $1,910,658)	1,523,497
OTC swaps, at value (premiums received — $502,954)	714,260
Investment management fee payable	704,081
Distributions payable	415,532
Payable to broker — variation margin on centrally cleared swap contracts	325,448
Payable for open OTC swap contracts	51,006
Service and/or distribution fees payable	31,099
Directors’ fees payable	4,720
Accrued expenses	468,773
Total Liabilities	21,826,391
Total Net Assets	$1,379,883,994

Net Assets:
Par value (Note 7)	$138,766
Paid-in capital in excess of par value	1,487,091,780
Total distributable earnings (loss)	(107,346,552)
Total Net Assets	$1,379,883,994

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	39

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2018

Net Assets:
Class A	$15,120,177
Class A2	$1,225,232
Class C	$13,230,263
Class FI	$79,882,638
Class R	$445,959
Class I	$1,090,196,621
Class IS	$179,783,104

Shares Outstanding:
Class A	1,520,082
Class A2	123,262
Class C	1,330,571
Class FI	8,038,036
Class R	44,825
Class I	109,606,183
Class IS	18,102,699

Net Asset Value:
Class A (and redemption price)	$9.95
Class A2 (and redemption price)	$9.94
Class C*	$9.94
Class FI (and redemption price)	$9.94
Class R (and redemption price)	$9.95
Class I (and redemption price)	$9.95
Class IS (and redemption price)	$9.93
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.39
Class A2 (based on maximum initial sales charge of 4.25%)	$10.38

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

40	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2018

Investment Income:
Interest from unaffiliated investments	$35,134,923
Interest from affiliated investments	465,342
Dividends	43,342
Less: Foreign taxes withheld	(156,818)
Total Investment Income	35,486,789

Expenses:
Investment management fee (Note 2)	4,557,732
Transfer agent fees (Note 5)	645,100
Service and/or distribution fees (Notes 2 and 5)	209,483
Fees recaptured by investment manager (Note 2)	138,663
Registration fees	133,745
Custody fees	73,314
Fund accounting fees	61,266
Audit and tax fees	33,267
Shareholder reports	27,468
Legal fees	21,455
Directors’ fees	19,764
Insurance	9,162
Commitment fees (Note 9)	5,774
Interest expense	808
Miscellaneous expenses	15,566
Total Expenses	5,952,567
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(71,790)
Net Expenses	5,880,777
Net Investment Income	29,606,012

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(15,671,427)	[1]
Futures contracts	(8,053,706)
Written options	13,522,162
Swap contracts	783,663
Forward foreign currency contracts	(4,425,615)
Foreign currency transactions	(1,014,407)
Net Realized Loss	(14,859,330)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(47,026,126)
Futures contracts	(1,120,125)
Written options	2,386,042
Swap contracts	(4,499,224)
Forward foreign currency contracts	2,300,162
Foreign currencies	208,889
Change in Net Unrealized Appreciation (Depreciation)	(47,750,382)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(62,609,712)
Decrease in Net Assets From Operations	$(33,003,700)

[1]	Net of foreign capital gains tax of $23,546.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	41

Statements of changes in net assets

For the Six Months Ended November 30, 2018 (unaudited) and the Year Ended May 31, 2018	November 30	May 31

Operations:
Net investment income	$29,606,012	$51,458,060
Net realized gain (loss)	(14,859,330)	18,991,134
Change in net unrealized appreciation (depreciation)	(47,750,382)	(55,384,245)
Increase (Decrease) in Net Assets From Operations	(33,003,700)	15,064,949

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings[1]	(28,446,252)	(58,589,093)
Decrease in Net Assets From Distributions to Shareholders	(28,446,252)	(58,589,093)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	173,989,060	913,508,532
Reinvestment of distributions	26,106,423	52,829,493
Cost of shares repurchased	(376,434,681)	(593,981,419)
Increase (Decrease) in Net Assets From Fund Share Transactions	(176,339,198)	372,356,606
Increase (Decrease) in Net Assets	(237,789,150)	328,832,462

Net Assets:
Beginning of period	1,617,673,144	1,288,840,682
End of period[2]	$1,379,883,994	$1,617,673,144

[1]

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 11. For the year ended May 31, 2018, distributions from net investment income were $58,589,093.

[2]

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 11. For the year ended May 31, 2018, end of year net assets included overdistributed net investment income of $(3,365,464).

See Notes to Financial Statements.

42	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.36	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64

Income (loss) from operations:
Net investment income	0.18	0.31	0.31	0.31	0.31	0.12	0.19
Net realized and unrealized gain (loss)	(0.42)	(0.16)	0.42	(0.36)	(0.20)	0.18	(0.10)
Total income (loss) from operations	(0.24)	0.15	0.73	(0.05)	0.11	0.30	0.09

Less distributions from:
Net investment income	(0.17)	(0.38)	(0.28)	(0.23)	(0.36)	(0.11)	(0.18)
Return of capital	—	—	—	(0.07)	—	—	—
Total distributions	(0.17)	(0.38)	(0.28)	(0.30)	(0.36)	(0.11)	(0.18)

Net asset value, end of period	$9.95	$10.36	$10.59	$10.14	$10.49	$10.74	$10.55
Total return[5]	(2.31)%	1.34%	7.24%	(0.41)%	1.03%	2.86%	0.87%

Net assets, end of period (000s)	$15,120	$27,536	$165,033	$226,970	$54,767	$27,436	$22,877

Ratios to average net assets:
Gross expenses	1.51%[6,7]	1.31%[7]	1.30%[7]	1.40%	1.18%[7]	1.14%[6]	1.17%[7]
Net expenses[8]	1.10 [6,7,9]	1.10 [7,9]	1.23 [7,9]	1.25 [9]	1.18 [7]	1.14 [6,9]	1.17 [7,9]
Net investment income	3.57 [6]	2.92	2.96	3.06	2.92	2.76 [6]	1.80

Portfolio turnover rate[10]	20%	49%	56%	59%	62%	48%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2018, 67%, 70%, 71% and 64% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014 and 178% for the year ended December 31, 2013.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A2 Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]

Net asset value, beginning of period	$10.35	$10.59	$10.13	$10.49	$10.74	$10.71

Income (loss) from operations:
Net investment income	0.17	0.32	0.29	0.29	0.28	0.02
Net realized and unrealized gain (loss)	(0.41)	(0.19)	0.42	(0.37)	(0.19)	0.03
Total income (loss) from operations	(0.24)	0.13	0.71	(0.08)	0.09	0.05

Less distributions from:
Net investment income	(0.17)	(0.37)	(0.25)	(0.21)	(0.34)	(0.02)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	(0.17)	(0.37)	(0.25)	(0.28)	(0.34)	(0.02)

Net asset value, end of period	$9.94	$10.35	$10.59	$10.13	$10.49	$10.74
Total return[4]	(2.38)%	1.13%	7.14%	(0.64)%	0.90%	0.40%

Net assets, end of period (000s)	$1,225	$1,253	$1,351	$1,172	$1,062	$10

Ratios to average net assets:
Gross expenses	1.29%[5,6]	1.29%[6]	1.44%[6]	1.54%	1.41%	1.32%[5]
Net expenses[7]	1.28 [5,6,8]	1.22 [6,8]	1.40 [6,8]	1.45 [8]	1.41	1.32 [5]
Net investment income	3.43 [5]	2.96	2.78	2.86	2.69	2.83 [5]

Portfolio turnover rate[9]	20%	49%	56%	59%	62%	48%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period May 1, 2014 (inception date) to May 31, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.45%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2018, 67%, 70%, 71% and 64% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, and 60% for the period ended May 31, 2014.

[10]	For the five months ended May 31, 2014.

See Notes to Financial Statements.

44	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.35	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64

Income (loss) from operations:
Net investment income	0.15	0.26	0.24	0.25	0.23	0.08	0.10
Net realized and unrealized gain (loss)	(0.42)	(0.19)	0.42	(0.36)	(0.20)	0.18	(0.09)
Total income (loss) from operations	(0.27)	0.07	0.66	(0.11)	0.03	0.26	0.01

Less distributions from:
Net investment income	(0.14)	(0.31)	(0.21)	(0.18)	(0.28)	(0.07)	(0.10)
Return of capital	—	—	—	(0.06)	—	—	—
Total distributions	(0.14)	(0.31)	(0.21)	(0.24)	(0.28)	(0.07)	(0.10)

Net asset value, end of period	$9.94	$10.35	$10.59	$10.14	$10.49	$10.74	$10.55
Total return[5]	(2.65)%	0.59%	6.56%	(1.07)%	0.37%	2.39%	0.05%

Net assets, end of period (000s)	$13,230	$16,966	$17,250	$17,034	$19,606	$6,379	$4,946

Ratios to average net assets:
Gross expenses	1.80%[6,7]	1.84%[7]	1.88%	1.88%	1.91%[7]	2.01%[6,7]	2.03%[7]
Net expenses[8]	1.80 [6,7,9]	1.76 [7,9]	1.85 [9]	1.88	1.91 [7]	2.00 [6,7,9]	1.99 [7,9]
Net investment income	2.88 [6]	2.41	2.33	2.42	2.18	1.88 [6]	0.94

Portfolio turnover rate[10]	20%	49%	56%	59%	62%	48%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2018, 67%, 70%, 71% and 64% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014 and 178% for the year ended December 31, 2013.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.35	$10.58	$10.13	$10.48	$10.73	$10.54	$10.63

Income (loss) from operations:
Net investment income	0.18	0.33	0.32	0.32	0.31	0.12	0.19
Net realized and unrealized gain (loss)	(0.42)	(0.18)	0.41	(0.36)	(0.20)	0.18	(0.09)
Total income (loss) from operations	(0.24)	0.15	0.73	(0.04)	0.11	0.30	0.10

Less distributions from:
Net investment income	(0.17)	(0.38)	(0.28)	(0.23)	(0.36)	(0.11)	(0.19)
Return of capital	—	—	—	(0.08)	—	—	—
Total distributions	(0.17)	(0.38)	(0.28)	(0.31)	(0.36)	(0.11)	(0.19)

Net asset value, end of period	$9.94	$10.35	$10.58	$10.13	$10.48	$10.73	$10.54
Total return[5]	(2.30)%	1.39%	7.33%	(0.36)%	1.02%	2.85%	0.91%

Net assets, end of period (000s)	$79,883	$90,923	$175,304	$195,266	$226,485	$239,318	$210,594

Ratios to average net assets:
Gross expenses	1.11%[6,7]	1.12%[7]	1.16%	1.16%	1.18%[7]	1.17%[6,7]	1.18%[7]
Net expenses[8]	1.10 [6,7,9]	1.05 [7,9]	1.14 [9]	1.16	1.18 [7,9]	1.16 [6,7,9]	1.14 [7,9]
Net investment income	3.59 [6]	3.10	3.05	3.15	2.91	2.73 [6]	1.80

Portfolio turnover rate[10]	20%	49%	56%	59%	62%	48%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.20%. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 1.15%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2018, 67%, 70%, 71% and 64% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014 and 178% for the year ended December 31, 2013.

See Notes to Financial Statements.

46	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.36	$10.59	$10.14	$10.50	$10.74	$10.55	$10.64

Income (loss) from operations:
Net investment income	0.17	0.31	0.30	0.29	0.28	0.10	0.15
Net realized and unrealized gain (loss)	(0.42)	(0.19)	0.41	(0.37)	(0.19)	0.18	(0.09)
Total income (loss) from operations	(0.25)	0.12	0.71	(0.08)	0.09	0.28	0.06

Less distributions from:
Net investment income	(0.16)	(0.35)	(0.26)	(0.21)	(0.33)	(0.09)	(0.15)
Return of capital	—	—	—	(0.07)	—	—	—
Total distributions	(0.16)	(0.35)	(0.26)	(0.28)	(0.33)	(0.09)	(0.15)

Net asset value, end of period	$9.95	$10.36	$10.59	$10.14	$10.50	$10.74	$10.55
Total return[5]	(2.43)%	1.11%	7.10%	(0.72)%	0.83%	2.70%	0.54%

Net assets, end of period (000s)	$446	$356	$335	$568	$586	$11	$10

Ratios to average net assets:
Gross expenses	1.37%[6,7]	1.40%[7,8]	1.37%	1.42%	1.47%[7]	1.57%[6]	1.65%[7]
Net expenses[9]	1.35 [6,7,8]	1.34 [7,8]	1.35 [8]	1.42	1.47 [7]	1.50 [6,8]	1.50 [7,8]
Net investment income	3.36 [6]	2.87	2.86	2.89	2.71	2.35 [6]	1.41

Portfolio turnover rate[10]	20%	49%	56%	59%	62%	48%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class R shares did not exceed 1.50%.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2018, 67%, 70%, 71% and 64% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014 and 178% for the year ended December 31, 2013.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.36	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64

Income (loss) from operations:
Net investment income	0.20	0.37	0.34	0.35	0.33	0.13	0.22
Net realized and unrealized gain (loss)	(0.42)	(0.18)	0.42	(0.36)	(0.19)	0.18	(0.10)
Total income (loss) from operations	(0.22)	0.19	0.76	(0.01)	0.14	0.31	0.12

Less distributions from:
Net investment income	(0.19)	(0.42)	(0.31)	(0.25)	(0.39)	(0.12)	(0.21)
Return of capital	—	—	—	(0.09)	—	—	—
Total distributions	(0.19)	(0.42)	(0.31)	(0.34)	(0.39)	(0.12)	(0.21)

Net asset value, end of period	$9.95	$10.36	$10.59	$10.14	$10.49	$10.74	$10.55
Total return[5]	(2.13)%	1.70%	7.61%	(0.11)%	1.30%	2.97%	1.18%

Net assets, end of period (millions)	$1,090	$1,321	$835	$597	$535	$297	$246

Ratios to average net assets:
Gross expenses	0.75%[6,7]	0.83%	0.91%	0.91%	0.91%[7]	0.87%[6,7]	0.89%
Net expenses[8]	0.75 [6,7,9]	0.75 [9]	0.88 [9]	0.91	0.91 [7]	0.87 [6,7,9]	0.87 [9]
Net investment income	3.91 [6]	3.44	3.29	3.40	3.16	3.02 [6]	2.06

Portfolio turnover rate[10]	20%	49%	56%	59%	62%	48%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.95%. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.90%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2018, 67%, 70%, 71% and 64% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014 and 178% for the year ended December 31, 2013.

See Notes to Financial Statements.

48	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.34	$10.57	$10.12	$10.48	$10.73	$10.54	$10.63

Income (loss) from operations:
Net investment income	0.21	0.38	0.35	0.36	0.35	0.13	0.22
Net realized and unrealized gain (loss)	(0.42)	(0.18)	0.42	(0.37)	(0.20)	0.18	(0.09)
Total income (loss) from operations	(0.21)	0.20	0.77	(0.01)	0.15	0.31	0.13

Less distributions from:
Net investment income	(0.20)	(0.43)	(0.32)	(0.26)	(0.40)	(0.12)	(0.22)
Return of capital	—	—	—	(0.09)	—	—	—
Total distributions	(0.20)	(0.43)	(0.32)	(0.35)	(0.40)	(0.12)	(0.22)

Net asset value, end of period	$9.93	$10.34	$10.57	$10.12	$10.48	$10.73	$10.54
Total return[5]	(2.09)%	1.79%	7.73%	(0.10)%	1.40%	2.99%	1.22%

Net assets, end of period (millions)	$180	$160	$94	$117	$278	$277	$249

Ratios to average net assets:
Gross expenses	0.66%[6,7]	0.72%	0.80%	0.80%	0.81%[7]	0.82%[6,7]	0.83%[7]
Net expenses[8]	0.65 [6,7,9]	0.65 [9]	0.78 [9]	0.80	0.81 [7]	0.82 [6,7,9]	0.83 [7,9]
Net investment income	4.07 [6]	3.54	3.41	3.51	3.28	3.06 [6]	2.09

Portfolio turnover rate[10]	20%	49%	56%	59%	62%	48%	65%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.85%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2018, 67%, 70%, 71% and 64% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014 and 178% for the year ended December 31, 2013.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	49

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

50	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
U.S. government & agency obligations	—	$391,816,313	—		$391,816,313
Corporate bond & notes:
Financials	—	75,458,517	$0	*	75,458,517
Other corporate bond & notes	—	251,370,726	—		251,370,726
Sovereign bonds	—	180,623,765	—		180,623,765
Collateralized mortgage obligations	—	149,515,891	—		149,515,891
Asset-backed securities	—	63,527,965	—		63,527,965
Non-U.S. Treasury inflation protected securities	—	52,997,252	—		52,997,252
Senior loans:
Industrials	—	5,310,495	1,544,429		6,854,924
Other senior loans	—	29,488,065	—		29,488,065
Mortgage-backed securities	—	26,473,978	—		26,473,978
U.S. Treasury inflation protected securities	—	17,052,200	—		17,052,200
Purchased options:
Exchange-traded purchased options	$1,310,160	—	—		1,310,160
OTC purchased options	—	10,261,532	—		10,261,532
Municipal bonds	—	5,410,007	—		5,410,007
Preferred stocks	1,204,850	—	—		1,204,850
Total long-term investments	2,515,010	1,259,306,706	1,544,429		1,263,366,145
Short-term investments†	—	71,676,501	—		71,676,501
Total investments	$2,515,010	$1,330,983,207	$1,544,429		$1,335,042,646
Other financial instruments:
Futures contracts	$2,508,771	—	—		$2,508,771
Forward foreign currency contracts	—	$6,259,298	—		6,259,298
Centrally cleared interest rate swaps	—	1,630,659	—		1,630,659
Centrally cleared credit default swaps on credit indices — buy protection	—	1,106,378	—		1,106,678
Centrally cleared credit default swaps on credit indices — sell protection	—	110,048	—		110,048
OTC credit default swaps on credit indices — buy protection‡	—	166,761	—		166,761
OTC total return swaps‡	—	1,011,652	—		1,011,652
OTC interest rate swaps‡	—	1,200,024	—		1,200,024
Total other financial instruments	$2,508,771	$11,484,820	—		$13,993,591
Total	$5,023,781	$1,342,468,027	$1,544,429		$1,349,036,237

52	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options:
Exchange-traded written options	$1,472,452	—	—	$1,472,452
OTC written options	—	$51,045	—	51,045
Futures contracts	7,348,197	—	—	7,348,197
Forward foreign currency contracts	—	5,082,916	—	5,082,916
OTC credit default swaps on sovereign issues — buy protection‡	—	714,260	—	714,260
Centrally cleared interest rate swaps	—	13,798,897	—	13,798,897
Total	$8,820,649	$19,647,118	—	$28,467,767

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premiums paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or

54	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2018, the total notional value of all credit default swaps to sell protection was $43,210,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same reference security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2018, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit

56	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or receive and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

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Notes to financial statements (unaudited) (cont’d)

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

58	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to financial statements (unaudited) (cont’d)

(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

60	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2018, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $5,848,221. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2018, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $470,000, which could be used to reduce the required payment.

At November 30, 2018, the Fund had non-cash collateral from Bank of America N.A., Barclays Bank PLC, Citibank N.A., Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $10,492,388, $1,419,891, $2,457,194, $96,147 and $143,219, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(s) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

62	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

(t) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(u) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Japan and Western Asset Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Japan and Western Asset Singapore monthly all of the management fee that it receives from the Fund.

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Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.10%, 1.30%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

During the six months ended November 30, 2018, fees waived and/or expenses reimbursed amounted to $71,772.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2019	$141,973	—	—	—	—	$55,815	$22,413
Expires May 31, 2020	151,178	—	$11,106	$80,869	$117	941,870	82,068
Expires May 31, 2021	36,245	$32	302	2,168	34	27,343	5,533
Total fee waivers/expense reimbursements subject to recapture	$329,396	$32	$11,408	$83,037	$151	$1,025,028	$110,014

For the six months ended November 30, 2018, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
LMPFA recaptured	$6	$904	$2,654	$34,157	$58	$100,823	$61

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2

64	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$32	$213	—
CDSCs	—	—	$1,808

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$80,006,149	$223,387,981
Sales	155,793,368	209,979,267

At November 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,408,147,198	$17,031,069	$(90,135,621)	$(73,104,552)
Swap contracts	(2,426,669)	5,037,636	(14,010,203)	(8,972,567)
Written options	1,910,658	614,993	(227,832)	387,161
Futures contracts	—	2,508,771	(7,348,197)	(4,839,426)
Forward foreign currency contracts	—	6,259,298	(5,082,916)	1,176,382

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$11,289,988	$281,704	—	$11,571,692
Futures contracts[3]	2,508,771	—	—	2,508,771
OTC swap contracts[4]	2,211,676	—	$166,761	2,378,437
Centrally cleared swap contracts[5]	1,630,659	—	1,216,426	2,847,085
Forward foreign currency contracts	—	6,259,298	—	6,259,298
Total	$17,641,094	$6,541,002	$1,383,187	$25,565,283

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Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$1,472,452	$51,045	—	$1,523,497
Futures contracts[3]	7,348,197	—	—	7,348,197
OTC swap contracts[4]	—	—	$714,260	714,260
Centrally cleared swap contracts[5]	13,798,897	—	—	13,798,897
Forward foreign currency contracts	—	5,082,916	—	5,082,916
Total	$22,619,546	$5,133,961	$714,260	$28,467,767

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$(11,660,918)	$(2,144,329)	$(592,525)	$(282,176)	$(14,679,948)
Written options	11,848,718	1,345,864	82,210	245,370	13,522,162
Futures contracts	(8,053,706)	—	—	—	(8,053,706)
Swap contracts	3,059,293	—	(2,275,630)	—	783,663
Forward foreign currency contracts	—	(4,425,615)	—	—	(4,425,615)
Total	$(4,806,613)	$(5,224,080)	$(2,785,945)	$(36,806)	$(12,853,444)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$(2,645,616)	$437,713	$29,395	$43,940	$(2,134,568)
Written options	2,191,035	272,822	(48,519)	(29,296)	2,386,042
Futures contracts	(1,120,125)	—	—	—	(1,120,125)
Swap contracts	(5,785,146)	—	1,285,922	—	(4,499,224)
Forward foreign currency contracts	—	2,300,162	—	—	2,300,162
Total	$(7,359,852)	$3,010,697	$1,266,798	$14,644	$(3,067,713)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

66	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

During the six months ended November 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$13,810,307
Written options	3,140,890
Futures contracts (to buy)	2,618,640,415
Futures contracts (to sell)	1,096,066,127
Forward foreign currency contracts (to buy)	199,924,318
Forward foreign currency contracts (to sell)	194,346,314

Average Notional Balance
Interest rate swap contracts	$713,098,846
Credit default swap contracts (to buy protection)	112,379,171
Credit default swap contracts (to sell protection)	34,304,286
Total return swap contracts	51,397,143

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Banc of America N.A.	$9,847,383	$(422,966)	$9,424,417	$(9,847,383)	$(422,966)
Barclays Bank PLC	2,189,815	(1,030,766)	1,159,049	(1,419,891)	(260,842)
Citibank N.A.	5,716,783	(3,655,975)	2,060,808	(2,457,194)	(396,386)
Deutsche Bank AG	—	(291,294)	(291,294)	291,294	—
Goldman Sachs Group Inc.	263,415	(1,329)	262,086	(96,147)	165,939
JPMorgan Chase & Co.	715,110	(445,891)	269,219	130,000	399,219
Morgan Stanley & Co. Inc.	166,761	—	166,761	(143,219)	23,542
Total	$18,899,267	$(5,848,221)	$13,051,046	$(13,542,540)	$(491,494)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual colleteral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

[5]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2,

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$22,133		$53,791
Class A2	1,583		1,527
Class C	75,557		8,783
Class FI	109,136	†	54,282
Class R	1,074		394
Class I	—		525,172
Class IS	—		1,151
Total	$209,483		$645,100

†	Amount shown is exclusive of expense reimbursements. For the six months ended November 30, 2018, the service and/or distribution fees reimbursed amounted to $133 for Class FI shares.

For the six months ended November 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$36,245
Class A2	32
Class C	302
Class FI	2,301
Class R	34
Class I	27,343
Class IS	5,533
Total	$71,790

6. Distributions to shareholders by class

	Six Months Ended November 30, 2018	Year Ended May 31, 2018
Net Investment Income:
Class A	$300,777	$2,158,033
Class A2	20,788	46,154
Class C	204,956	497,509
Class FI	1,502,214	5,696,275
Class R	6,841	9,715
Class I	23,095,277	45,353,949
Class IS	3,315,399	4,827,458
Total	$28,446,252	$58,589,093

68	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

7. Capital shares

At November 30, 2018, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	113,845	$1,147,262	972,450	$10,424,389
Shares issued on reinvestment	26,346	266,282	137,691	1,475,753
Shares repurchased	(1,278,826)	(13,098,322)	(14,035,060)	(152,002,331)
Net decrease	(1,138,635)	$(11,684,778)	(12,924,919)	$(140,102,189)

Class A2
Shares sold	7,738	$79,113	24,602	$263,620
Shares issued on reinvestment	2,060	20,788	4,319	46,154
Shares repurchased	(7,566)	(76,223)	(35,497)	(379,692)
Net increase (decrease)	2,232	$23,678	(6,576)	$(69,918)

Class C
Shares sold	68,362	$688,150	500,557	$5,347,937
Shares issued on reinvestment	19,766	199,628	45,099	481,876
Shares repurchased	(396,184)	(4,010,337)	(536,271)	(5,711,358)
Net increase (decrease)	(308,056)	$(3,122,559)	9,385	$118,455

Class FI
Shares sold	639,914	$6,496,334	2,578,853	$27,604,018
Shares issued on reinvestment	148,717	1,500,678	531,767	5,692,518
Shares repurchased	(1,536,127)	(15,472,085)	(10,891,321)	(115,546,700)
Net decrease	(747,496)	$(7,475,073)	(7,780,701)	$(82,250,164)

Class R
Shares sold	14,893	$152,893	43,306	$459,844
Shares issued on reinvestment	561	5,663	684	7,292
Shares repurchased	(4,982)	(50,795)	(41,262)	(437,172)
Net increase	10,472	$107,761	2,728	$29,964

Class I
Shares sold	12,422,232	$126,382,851	74,370,335	$796,853,373
Shares issued on reinvestment	2,100,576	21,221,582	3,793,428	40,488,769
Shares repurchased	(32,429,155)	(328,291,084)	(29,520,046)	(312,399,650)
Net increase (decrease)	(17,906,347)	$(180,686,651)	48,643,717	$524,942,492

Class IS
Shares sold	3,868,733	$39,042,457	6,829,663	$72,555,351
Shares issued on reinvestment	286,958	2,891,802	435,035	4,637,131
Shares repurchased	(1,531,282)	(15,435,835)	(709,743)	(7,504,516)
Net increase	2,624,409	$26,498,424	6,554,955	$69,687,966

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2018. The following transactions were effected in shares of such companies for the six months ended November 30, 2018.

	Affiliate Value at May 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$327,177,133	327,177,133	$304,302,465	304,302,465	—	$465,342	—	$22,874,668

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended November 30, 2018, the Fund incurred a commitment fee in the amount of $5,774. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2018.

10. Deferred capital losses

As of May 31, 2018, the Fund had deferred capital losses of $5,921,033, which have no expiration date, that will be available to offset future taxable capital gains.

70	Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report

11. Recent accounting pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2018 Semi-Annual Report	71

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 11, 2018 and October 29, 2018. At a meeting held on November 13, 2018, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between LMPFA and the Non-U.S. Subadvisers with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff;

72	Western Asset Total Return Unconstrained Fund

and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of its peer group, and to its investment benchmark over the one-, three-, five- and ten-year periods ended June 30, 2018. In that connection, the Directors noted that the performance of the Fund exceeded its peer group’s average performance for the three- and ten-year periods, was approximately the same as its peer group’s average performance for the five-year period, and was lower than its peer group’s average performance for the one-year period. The Directors also noted that the Fund’s performance exceeded that of its benchmark for the three-, five-, and ten-year periods, although the Fund’s performance trailed that of its benchmark for the one-year period. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group, noting that the alternative credit focus fund classification is an evolving asset classification and that the Fund’s unique characteristics made comparisons to its investment benchmark and peer group more difficult.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by the Subadvisers. The Directors observed that the management fee paid by the Fund to LMPFA was higher than the average of the management fees paid by funds in its peer group, and total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the management fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the

Western Asset Total Return Unconstrained Fund	73

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

74	Western Asset Total Return Unconstrained Fund

Western Asset

Total Return Unconstrained Fund

Directors

William E.B. Siart

Chairman

Robert Abeles, Jr

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon (“BNY”)

Independent registered public accounting firm

Pricewaterhouse Coopers LLP Baltimore, MD

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and cred-itworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012827 1/19 SR18-3531

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	January 22, 2019